FINANCIAL INSTRUMENTS - Liquidity risk management (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Borrowings	$ 6,011	$ 217
Interest to be paid	44
Other financial liabilities	29,238
TOTAL	35,293
2018
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Borrowings	6,011
Interest to be paid	44
Other financial liabilities	10,664
TOTAL	16,719
2019
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Borrowings	0
Interest to be paid	0
Other financial liabilities	8,940
TOTAL	8,940
2020
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Borrowings	0
Interest to be paid	0
Other financial liabilities	9,634
TOTAL	9,634
Thereafter
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Borrowings	0
Interest to be paid	0
Other financial liabilities	0
TOTAL	$ 0